Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
Note 11—Leases
Leases
We determine if an arrangement is a lease at inception. Our operating lease agreements are primarily for real estate, equipment, storage, dock space and automobiles and are included within “Other current liabilities,” “Other assets” and “Other liabilities,” on our Consolidated Balance Sheets. As discussed in “Note 1—Organization and Basis of Presentation,” since the Petition Date, the Company operated as a debtor-in-possession
under the jurisdiction of the Bankruptcy Court and in accordance with provisions of the Bankruptcy Code. Accordingly, all of the leases liabilities on the Debtor companies have been presented as “Liabilities subject to compromise” on our Consolidated Balance Sheet at December 31, 2020.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Certain of our lease agreements include options to extend or terminate the lease, which we do not include in our minimum lease terms unless management is reasonably certain to exercise and reasonably certain not to exercise, respectively.
In early January 2021, the Company entered into agreements to surrender a portion of the Sugar Land office lease and to terminate the Brook Street London office leases with the respective lessors. This will reduce the Right of Use Asset and Lease Liability by approximately $11.3 million and $11.9 million, respectively.
Supplemental balance sheet information related to leases was as follows:

	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets	$26,648	$33,480
Current operating lease liabilities	1,942	6,591
Long-term operating lease liabilities	4,969	26,778
Weighted average remaining lease term for operating leases (years)	7.8	7.7
Weighted average discounted rate for operating leases	11.1%	9.7%
The components of lease cost were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Operating lease cost	$9,065	$8,878
Short-term lease cost	2,893	7,012
Variable lease cost	1,265	1,620

Total lease cost	$13,223	$17,510

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$9,614	$8,812
Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating Leases
2021	$8,594
2022	5,545
2023	3,567
2024	3,629
2025	3,687
Thereafter	17,018

Total lease payments	42,040
Less: Interest	(14,343)

Present value of lease liability (1)	$27,697

(1)	Includes $21.0 million of lease liabilities which are currently classified as “Liabilities subject to compromise” on our Consolidated Balance Sheet.